Share-based payments	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
The Group has granted BCEs, BSAs and free shares (attributions gratuites d’actions, or “AGAs”). These plans qualify as “equity settled” under IFRS 2. The Group does not have any obligation to purchase these instruments in the event of departure or if a specific event does not occur.
Valuation methods of BCEs, BSAs and AGAs
The fair value of share-based awards was determined at grant date using the Black Scholes model for the BCEs and BSAs and the
Monte-Carlo simulation for AGAs plans with market performance conditions.
The assumptions used to estimate the fair value of the instruments are presented below and include:
•Expected maturity of the options;
•Expected volatility based on the historical market share price available;
•Expected dividends based on management best estimate;
•Risk-free interest rate based on French OAT rates measured at grant dates;
•Share price, including offered in case of change of control (only for the market conditions applicable to the free-share plan
AGA 2023-1), is based on Monte-Carlo simulations and taking into account a change of control premium based on the management best estimate.
BCEs
The following tables summarize the data relating to BCEs as well as the assumptions used for the measurement thereof in accordance with IFRS 2 – Share-based Payment:

GRANT D ATE	TYPE	NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BCEs	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISE D BCEs	NUMBER OF BCEs OUTSTAND ING	NUMBER OF BCEs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIO NS ARE MET
				YEAR ENDED DECEMBER 31, 2025			AS OF DECEMBER 31, 2025
2016-11-07	BCE-2016-1	84,000	18,796	—	—	(18,796)	—	—	—
2017-01-23	BCE-2017-1	67,374	67,000	—	—	(33,313)	33,687	33,687	33,687
2017-11-20	BCE-2017-2	150,000	112,500	—	—	—	112,500	112,500	112,500
2017-11-20	BCE-2017-4	67,374	67,373	—	—	(33,686)	33,687	—	33,687
2017-11-20	BCE-2017-5	67,374	33,687	—	—	(16,843)	16,844	—	16,844
2018-03-15	BCE-2018-1	22,000	11,980	—	—	(9,440)	2,540	2,540	2,540
2018-05-14	BCE-2018-4	16,843	16,843	—	—	(8,422)	8,421	8,421	8,421
2018-05-14	BCE-2018-5	22,000	2,000	—	—	(2,000)	—	—	—
	Total BCEs	496,965	330,179	—	—	(122,500)	207,679	157,148	207,679
The BCEs include a service condition under which the beneficiary must still be an employee, a corporate officer or a scientific consultant of the Group at the time of vesting.
The exercise rights for most of the BCEs are vested annually and have the following vesting terms:
•25% of the award vests on the first anniversary of the date of grant for all currently issued BCEs; and
•For the remaining 75% of the award, the BCEs vest 1/48th per month over four years from the anniversary date of the grant.
Most of the BCEs plans include or partially include non-market performance conditions (obtaining financing of €100 million, positive results on clinic studies, signature of informed consent in a clinical phase, signing a license agreement, FDA authorization). The level of achievement of the non-market performance conditions are taken into account in determining the number of BCEs allocated initially and reassessed at each closing date.
In the event of a change of control or a M&A transaction, all the BCEs will become immediately exercisable. A change of control is defined as a new investor/company holding directly or indirectly more than 50% of the share capital or voting rights. As such the probable vesting date of each plan corresponds to the weighted average of probable change of control dates.
BSAs
The following tables summarize the data relating to BSAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DA TE	TYPE	Total NUMBER OF BSAs ISSUED	NUMBER OF BSAs OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BSAs		NUMBER OF LAPSED BSAs	NUMBER OF EXERCISE D BSAs	NUMBER OF BSAs OUTSTAND ING		NUMBER OF BSAs EXERCISA BLE		MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIO NS ARE MET
				YEAR ENDED DECEMBER 31, 2025				AS OF DECEMBER 31, 2025
2015-12-04	BSA-2015-11	96,924	96,924	—		—	(96,924)	—		—		—
2015-12-04	BSA-2015-12	82,000	16,400	—		—	(16,400)	—		—		—
2017-09-18	BSA-2017-1	16,400	16,400	—		—	(16,400)	—		—		—
2018-01-22	BSA-2018-1	49,200	16,400	—		—	—	16,400		16,400		16,400
2024-04-04	BSA-2024-1	58,365	58,365	—		—	(4,863)	53,502		9,726		53,502
2024-04-04	BSA-2024-2	19,455	19,455	—		—	—	19,455		4,863		19,455
2025-01-13	BSA-2025-1	100,000	—	100,000		—	—	100,000		—		100,000
2025-01-13	BSA-2025-2	25,000	—	25,000		—	—	25,000		—		25,000
2025-04-22	BSA-2025-3	39,370	—	39,370		—	—	39,370	0	—	3 9 , 3 7 0	39,370
	Total BSAs	486,714	223,944	164,370	—	—	(134,587)	253,727	0	30,989	0	253,727
BSAs issued prior to January 1, 2024
These BSAs include a service condition under which the beneficiary must still be an employee, a corporate officer or a scientific consultant of the Group at the time of vesting.
The exercise rights for most of these BSAs are vested annually and have the following vesting terms:
•25% of the award vests on the first anniversary of the date of grant for all currently issued BSAs; and
•For the remaining 75% of the award, the BSAs vest 1/48th per month over four years from the anniversary date of the grant.
All of these BSAs plans include or partially include non-market performance conditions (positive results on clinic studies, signature of informed consent in a clinical phase, signing a license agreement, FDA authorization). The level of achievement of the non-market performance conditions are taken into account in determining the number of BSAs allocated initially and reassessed at each closing date.
In the event of a change of control or a M&A transaction, all these BSAs will become immediately exercisable. A change of control is defined as a new investor/company holding directly or indirectly more than 50% of the share capital or voting rights. As such the probable vesting date of each plan corresponds to the weighted average of probable change of control dates.
BSAs granted in March 2024
In March 2024, the Group granted its independent Board members the right to subscribe up to 77,820 share warrants (BSA) in the aggregate, the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on each anniversary date. Additionally, the BSAs are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the
Group and resulting in a change of control of the Group. All of the granted BSAs were subscribed by the beneficiaries in April 2024.
BSAs granted in January and April 2025
In January 2025, the Group granted its independent Board members, as well as one of its Board Observers and Advisor, the right to subscribe up to 125,000 BSAs in the aggregate, the vesting of which is subject to a service condition of four years, by tranches of 25%
each, vested on January 1 of each year. All of the granted BSAs were subscribed by the beneficiaries in February 2025.
In April 2025, the Group granted to one of its Board members the right to subscribe up to 39,370 BSAs, the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on May 1 of each year. The BSAs were subscribed in May 2025.
Additionally, the BSAs are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA 2024-1	€14.06	[€5.7-€6.5]	58,365	€2.57	€13.10	4.30%	[5.4-6.9 years]	60.41%
BSA 2024-2	€14.06	[€5.8-€6.6]	19,455	€2.57	€13.10	4.30%	[5.5-7.0 years]	60.41%
BSA-2025-1	€6.13	[€3.5-€3.9]	100,000	€2.00	€6.63	4.65%	[5.5-7.0 years]	60.88%
BSA-2025-2	€6.13	[€3.5-€3.9]	25,000	€2.00	€6.63	4.65%	[5.5-7.0 years]	60.88%
BSA-2025-3	€6.48	[€3.7-€4.1]	39,370	€1.27	€6.41	3.92%	[5.5- 7.0years]	60.69%

AGAs
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE		Total NUMBER OF AGAs ISSUED	NUMBER OF AGAs OUTSTANDING AS OF JANUARY 1, 2025	NUMBER OF ISSUED AGAs	NUMBER OF LAPSED AGAs	NUMBER OF VESTED AGAs	NUMBER OF AGAs OUTSTANDING
					YEAR ENDED DECEMBER 31, 2025			AS OF DECEMBER 31, 2025
07/11/23	AGA-2023-1		1,382,796	780,040	—	—	(230,464)	549,576
07/11/23	AGA-2023-2		100,000	75,000	—	(75,000)	—	—
09/28/23	AGA-2023-3		731,500	485,875	—	(34,750)	(251,125)	200,000
09/28/23	AGA-2023-4		254,250	213,250	—	(15,000)	(108,500)	89,750
12/01/23	AGA-2023-5		132,750	81,250	—	(26,000)	(27,625)	27,625
02/01/24	AGA-2024-1		1,549,125	1,355,625	—	(134,125)	—	1,221,500
03/28/24	AGA-2024-2		22,500	22,500	—	—	—	22,500
05/23/24	AGA-2024-3		38,500	38,500	—	(13,000)	—	25,500
07/11/24	AGA-2024-4		93,000	93,000	—	—	—	93,000
07/11/24	AGA-2024-5		25,000	25,000	—	—	—	25,000
07/11/24	AGA-2024-6		20,000	20,000	—	—	(10,000)	10,000
09/05/24	AGA-2024-7		198,000	198,000	—	—	—	198,000
02/06/25	AGA-2025-1		4,319,500	—	4,319,500	(217,500)	—	4,102,000
02/06/25	AGA-2025-2		123,102	—	123,102	—	—	123,102
02/06/25	AGA-2025-3		17,625	—	17,625	—	—	17,625
02/06/25	AGA-2025-4		30,500	—	30,500	—	—	30,500
03/20/25	AGA-2025-5		50,000	—	50,000	(50,000)	—	—
05/30/25	AGA-2025-6		25,000	—	25,000	—	—	25,000
08/01/25	AGA-2025-7		1,711,000	—	1,711,000	(80,000)	—	1,631,000
11/13/25	AGA-2025-8		4,000	—	4,000	—	—	4,000
	Total AGAs	—	10,828,148	3,388,040	6,280,727	(645,375)	(627,714)	8,395,678

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	AGA PRICE	MATURITY	VOLATILITY	RISK FREE RATE
AGA 2023-1 (Tranches 1-4)	€15.98	€15.98	€0.00	N/A	N/A	N/A
AGA 2023-1 (Tranche 5)	€15.98	€3.62	€0.00	2024-12-31	67.2%	3.20%
AGA 2023-1 (Tranche 6)	€15.98	€0.74	€0.00	2024-07-11	67.2%	3.20%
AGA 2023-2 (Tranche 1)	€15.98	€15.98	€0.00	N/A	N/A	N/A
AGA 2023-2 (Tranche 2)	€15.98	€9.59	€0.00	N/A	N/A	N/A
AGA 2023-3	€14.92	€14.92	€0.00	N/A	N/A	N/A
AGA 2023-4	€14.92	€14.92	€0.00	N/A	N/A	N/A
AGA 2023-5	€9.16	€9.16	€0.00	N/A	N/A	N/A
AGA 2024-1	€12.26	€12.26	€0.00	N/A	N/A	N/A
AGA 2024-2	€13.40	€13.40	€0.00	N/A	N/A	N/A
AGA-2024-3	€12.76	€12.76	€0.00	N/A	N/A	N/A
AGA-2024-4	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-5	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-6	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-7	€10.80	€10.80	€0.00	N/A	N/A	N/A
AGA-2025-1	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-2	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-3	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-4	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-5	€6.17	€6.17	€0.00	N/A	N/A	N/A
AGA-2025-6	€5.17	€5.17	€0.00	N/A	N/A	N/A
AGA-2025-7	€61.20	€61.20	€0.00	N/A	N/A	N/A
AGA-2025-8	€89.40	€89.40	€0.00	N/A	N/A	N/A
AGAs granted in July 2023
(a) Pursuant to a Board decision on July 11, 2023, the Group allocated a total number of 1,382,796 AGAs to Mr. Marc de Garidel, as the Group’s Chief Executive Officer, to which performance conditions and service conditions apply (AGA plan 2023-1):
•For 212,738 AGAs 2023-1 (tranche 1): the acquisition period shall end on the first anniversary of the allocation date;
•For 638,214 AGAs 2023-1 (tranche 2): the AGAs 2023-1 shall progressively be definitively acquired on a monthly basis over a period of three years starting after the first anniversary of the allocation date;
•For 212,738 AGAs 2023-1 (tranche 3): the acquisition period shall end on the latest date between (i) the first anniversary of the allocation date, and (ii) the date on which a specific performance condition related to regulatory approval is fulfilled;
•For 106,369 AGAs 2023-1 (tranche 4): the acquisition period shall end on the latest date between (i) the first anniversary of the allocation date, and (ii) the date on which the Group successfully completes a public offering raising at least $100 million in gross proceeds (the condition was met on October 24, 2023);
•For 106,369 AGAs 2023-1 (tranche 5): the acquisition period shall end on the latest date between (i) the first anniversary of the allocation date, and (ii) the date on which a specific performance condition related to the Group’s market capitalization is fulfilled;
•For 106,368 AGAs 2023-1 (tranche 6): the acquisition period shall end on the first anniversary of the allocation date subject to the completion, prior to such date, of a tender offer on the securities issued by the Group, at a predetermined minimum price, and resulting in a change of control of the Group;
•Additionally, AGAs related to tranches 1 to 5 are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
The Group qualified those conditions under IFRS 2 principles as follows:
•Conditions related to tranches 1 and 2 qualify as service conditions under IFRS 2 principles.
•Conditions related to tranches 3 and 4 qualify as service and non-market performance conditions. Their levels of achievement are reflected in the number of instruments that are expected to vest and were estimated by management based on observable industry-specific data.
•Conditions related to tranches 5 and 6 qualify as service and market performance conditions. The levels of achievement of market conditions are reflected in the unit fair value of the free shares and were estimated by management using the valuation methods and assumptions set out above. The valuation of tranche 6 also incorporates management’s estimate of the probability of a M&A transaction prior to the limit date.
•The vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group qualifies as a non-market performance condition.
(b) Pursuant to a Board decision on July 11, 2023, the Group allocated a total number of 100,000 AGAs to Mr. Hartmut Ehrlich, as the
Group’s former Chief Executive Officer, to which the following conditions apply (AGA plan 2023-2):
•For 25,000 AGAs 2023-2 (tranche 1): the acquisition period shall end on the first anniversary of the allocation date, and is not subject to a future service condition;
•For 75,000 AGAs 2023-2 (tranche 2): the acquisition period shall end on the latest date between (i) the first anniversary of the allocation date, and (ii) the date on which a specific condition, related to positive results on clinical studies, is fulfilled.
The acquisition is not subject to a future service condition. Additionally, the tranche is subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
This tranche qualifies as a non-vesting condition. Its level of achievement is reflected in the unit fair value of the free shares, and was estimated by management based on observable industry-specific data.
AGAs granted in September and December 2023
On September 28, 2023 and December 1, 2023, certain of the Group’s officers and employees were allocated respectively 985,750
AGAs (AGA plans 2023-3 and 2023-4) and 132,750 AGAs (AGA plan 2023-5) in the aggregate, the vesting of which is subject to certain conditions:
•Subject to remaining employed with the Group, each such officer or employee’s AGAs will be vested as follows: (i) 50% at the end of a two-year period from the allocation date, (ii) 25% at the end of a three-year period from the allocation date and
(iii) 25% at the end of a four-year period from the allocation date (service condition).
•Of the 1,118,500 AGAs, 254,250 AGAs are subject to an additional non-market performance condition of the successful completion of a public offering raising at least $200 million in gross proceeds. This condition was met on October 24, 2023.
Additionally, all the 2023-3, 2023-4 and 2023-5 AGAs are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
AGAs granted in February, March, May, July and September 2024
On February 1, 2024, March 28, 2024, May 23, 2024, July 11, 2024 and September 5, 2024 certain of the Group’s officers and employees were allocated respectively 1,549,125 AGAs (AGA plans 2024-1), 22,500 AGAs (AGA plan 2024-2), 38,500 AGAs (AGA plans 2024-3), 138,000 AGAs (AGA plans 2024-4, 5 and 6) and 198,000 AGAs (AGA plans 2024-7), in the aggregate, the vesting of which is subject to certain conditions:
•Subject to remaining employed with the Group, each such officer or employee’s AGAs (with the exception of AGAs 2024-6)
will be vested as follows: (i) 50% at the end of a two years period from the allocation date, (ii) 25% at the end of a three-year period from the allocation date and (iii) 25% at the end of a four years period from the allocation date (service condition).
•The 20,000 AGAs 2024-6 granted to an employee are composed of (i) a first tranche of 10,000 AGAs not subject to any presence of performance condition and (ii) a second tranche of 10,000 AGAs subject to a non-vesting condition, the achievement of which was deemed certain on grant date.
•Additionally, all the 2024-1 to 2024-7 AGA plans are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
AGAs granted in February, March, May, August and November 2025
From February to November 2025, certain of the Group’s officers and employees were allocated 4,319,500 AGAs (AGA plan
2025-1), 123,102 AGAs (AGA plan 2025-2), 17,625 AGAs (AGA plans 2025-3), 30,500 AGAs (AGA plan 2025-4), 25,000 AGAs
(AGA plan 2025-6), 1,711,000 AGAs (AGA plan 2025-7) and 4,000 AGAs (AGA plan 2025-8) in the aggregate, the vesting of which is subject to certain conditions:
•Subject to remaining employed with the Group, each such officer or employee’s AGAs will be vested as follows: (i) 50% at the end of a two-year period from the allocation date, (ii) 25% at the end of a three-year period from the allocation date and
(iii) 25% at the end of a four-year period from the allocation date (service condition).
•By exception to the above, the vesting of almost half of the 4,319,500 2025-1 AGAs is subject to the occurrence of a tender offer on the securities issued by the Group and resulting in a change of control of the Group before a certain date, and the
123,102 2025-2 AGAs will vest entirely at the end of a two-year period from the allocation date, subject to future service condition.
•Additionally, all the AGA plans granted in 2025 are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
In March 2025, a Group employee was allocated 50,000 AGAs (AGA plan 2025-5), the vesting of which is subject to the achievement of certain milestones related to clinical studies and market authorization of ABX464 in UC and CD as well as future service. These
AGAs are also subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group. Following the departure of the beneficiary during the period, the expense related to this plan has been reversed.
Social taxes related to AGAs
AGA plans granted to the Group's officers and employees are subject to employer's taxes, measured in accordance with the same principles as the AGA plans. These taxes are paid upon the vesting date of the awards and their amount is based on the fair value of the underlying share at that date. They are therefore remeasured at every reporting date, using the listed share price at that date. They are classified as provisions before they are due.
Breakdown of the compensation expenses accounted for the period ended December 31, 2023, 2024 and 2025

TYPE (in thousands of euros)	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024		YEAR ENDED DECEMBER 31, 2025
BCEs	(112)	(112)	0	—
BSAs	—	(211)	0	(289)
AGAs	(8,067)	(19,900)	0	(35,108)
Social taxes related to AGAs	(426)	(717)	0	(48,990)
Total	(8,605)	(20,941)	0	(84,387)
The significant amount of social taxes related to AGAs (and related provisions) for the year ended December 31, 2025 is predominantly attributable to the increase in the price of the underlying shares over the period.
Provisions for social taxes related to AGAs are classified within the Current Provisions and Non-current Provisions line items in the balance sheet, which amount to respectively €16,467 thousand and €28,718 thousand as of December 31, 2025.